Details of Income Statement Items (Schedule of Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, transport and marketing expenses
Land and Marine transportation	$ 700	$ 722	$ 714
Cost of labor	202	185	176
Other	212	207	203
Selling, transport and marketing expenses	1,114	1,114	1,093
General and administrative expenses
Cost of labor	183	155	147
Professional Services	49	44	43
Other	67	60	70
General and administrative expenses	299	259	260
Research and development expenses
Cost of labor	56	52	56
Other	14	17	15
Research and development expenses	$ 70	$ 69	$ 71